OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Operating Expenses [Abstract]
Bank charges	$ 7	$ 6	$ 14	$ 11
Bulyanhulu reduced operations program costs	9	0	17	0
Insurance payment to Porgera JV	13	0	13	0
Litigation	(1)	8	26	10
Miscellaneous write-offs	3	15	4	10
Acacia - Other	4	4	5	9
Other	9	9	18	3
Total other expense	44	42	97	43
Other Income:
(Gain) loss on sale of long-lived assets	(2)	(880)	(48)	(877)
Other	(4)	(1)	(10)	(3)
Total other income	(6)	(881)	(58)	(880)
Total	$ 38	$ (839)	$ 39	$ (837)